Business Acquisitions, Pro Forma Impact on Consolidated Balance Sheet (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Feb. 27, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
ASSETS [Abstract]
Current assets		$ 920.0						$ 882.5
Property, plant and equipment, net		9,702.7		$ 9,666.6	$ 9,609.3	$ 9,507.1		4,824.6
Goodwill		417.0	[1]	707.0	707.0	707.0	$ 707.0	0.0
Intangible assets, net		1,810.1		1,847.1	1,884.1	1,921.0		591.9		$ 653.4
Other long-term assets		67.4						58.5
Total assets		13,211.0						6,423.5	[1]	6,022.5	[1]
LIABILITIES AND OWNERS' EQUITY [Abstract]
Current liabilities		881.6						826.5
Long-term debt		5,718.8						2,855.5
Deferred income taxes, net		177.8						138.7
Other long-term liabilities		180.2						63.3
Targa Resources Corp. stockholders' equity:
Common stock		0.1						0.0
Additional paid-in capital		1,457.4						164.9
Retained earnings		26.9						25.5
Accumulated other comprehensive income (loss)		5.7						4.8
Treasury stock, at cost		(28.7)						(25.4)
Total Targa Resources Corp. stockholders' equity		1,461.4						169.8
Noncontrolling interests in subsidiaries		4,788.8		5,001.6	5,079.5	4,993.3		2,369.7
Total owners' equity		6,250.2						2,539.5		$ 2,091.3		$ 1,753.4
Total liabilities and owners' equity		$ 13,211.0						$ 6,423.5
Statutory federal and state tax rate		37.11%
TRC Historical [Member]
ASSETS [Abstract]
Current assets		$ 920.0
Property, plant and equipment, net		9,702.7		9,750.2	9,684.3	9,832.9
Goodwill		417.0		551.4	557.9	628.5
Intangible assets, net		1,810.1		1,695.7	1,735.6	1,602.4
Other long-term assets		361.2
Total assets		13,211.0
LIABILITIES AND OWNERS' EQUITY [Abstract]
Current liabilities	[2]	881.6
Long-term debt		5,718.8
Deferred income taxes, net	[3]	177.8
Other long-term liabilities	[4]	182.6
Targa Resources Corp. stockholders' equity:
Common stock		0.1
Additional paid-in capital	[5]	1,457.4
Retained earnings	[4]	26.9
Accumulated other comprehensive income (loss)	[5]	5.7
Treasury stock, at cost		(28.7)
Total Targa Resources Corp. stockholders' equity		1,461.4
Noncontrolling interests in subsidiaries		4,788.8	[5]	$ 4,898.1	$ 4,976.1	$ 5,080.3
Total owners' equity		6,250.2
Total liabilities and owners' equity		13,211.0
Pro Forma Adjustments [Member]
ASSETS [Abstract]
Property, plant and equipment, net		0.0
Goodwill		0.0
Intangible assets, net		0.0
Other long-term assets		0.0
Total assets		0.0
LIABILITIES AND OWNERS' EQUITY [Abstract]
Long-term debt		0.0
Deferred income taxes, net	[3]	952.0
Other long-term liabilities	[4]	1.3
Targa Resources Corp. stockholders' equity:
Common stock		0.1
Additional paid-in capital	[5]	3,358.4
Retained earnings	[4]	(3.1)
Accumulated other comprehensive income (loss)	[5]	48.1
Treasury stock, at cost		0.0
Total Targa Resources Corp. stockholders' equity		3,403.5
Noncontrolling interests in subsidiaries	[5]	(4,368.7)
Total owners' equity		(965.2)
Total liabilities and owners' equity		0.0
Pro Forma Adjustments [Member] | Transaction Costs [Member]
LIABILITIES AND OWNERS' EQUITY [Abstract]
Current liabilities	[2]	16.0
Deferred income taxes, net	[2]	(5.9)
Pro Forma Adjustments [Member] | Cash-Settled Performance Units [Member]
LIABILITIES AND OWNERS' EQUITY [Abstract]
Current liabilities	[4]	1.8
TRC Pro Forma [Member]
ASSETS [Abstract]
Current assets		920.0
Property, plant and equipment, net		9,702.7
Goodwill		417.0
Intangible assets, net		1,810.1
Other long-term assets		361.2
Total assets		13,211.0
LIABILITIES AND OWNERS' EQUITY [Abstract]
Current liabilities	[2]	899.4
Long-term debt		5,718.8
Deferred income taxes, net	[3]	1,123.9
Other long-term liabilities	[4]	183.9
Targa Resources Corp. stockholders' equity:
Common stock		0.2
Additional paid-in capital	[5]	4,815.8
Retained earnings	[4]	23.8
Accumulated other comprehensive income (loss)	[5]	53.8
Treasury stock, at cost		(28.7)
Total Targa Resources Corp. stockholders' equity		4,864.9
Noncontrolling interests in subsidiaries	[5]	420.1
Total owners' equity		5,285.0
Total liabilities and owners' equity		$ 13,211.0

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.
[2]	Reflects estimated transaction costs of $16.0 million of advisory and legal services, and other professional fees expected to be paid in 2015 and 2016, as well as $5.9 million of related deferred tax. As the TRC/TRP Merger involves the acquisition of noncontrolling interests accounted for as an equity transaction, these costs will be recognized as an adjustment to additional paid-in capital, net of the estimated tax benefit, upon exchange of securities at closing.
[3]	Reflects the estimated impact on deferred income taxes resulting from the TRC/TRP Merger using TRC's statutory federal and state tax rate of 37.11%. The amount reflects a net adjustment of $952.0 million to deferred income taxes, which relates to the effects of the change in ownership as a result of the TRC/TRP Merger, resulting in a deferred tax liability. The deferred income tax impact is an estimate based on preliminary information and assumptions, including variability in share and unit market prices of TRC and TRP.
[4]	Reflects the revaluation of each outstanding cash-settled performance unit award granted pursuant to the Targa Resources Corp. Long-Term Incentive Plan, which were based generally on the TRP common unit price performance relative to its peer group (a market condition), and will be converted and restated into a cash-settled award, pursuant to the same time-based vesting schedule but without application of any performance factor relating to TRP common units, based on the common share price of TRC determined by multiplying the number of performance units denominated in each TRP Performance Unit Award immediately prior to the effective time of the TRC/TRP Merger by the Exchange Ratio, rounding down to the nearest whole share. This modification of the liability-classified awards resulted in revaluation as of the pro forma balance sheet date as the removal of the market condition is reflected in the fair value of the award.
[5]	The TRC/TRP Merger, which involves a change in TRC's ownership interests in its subsidiary TRP, has been accounted for as an equity transaction in accordance with ASC 810. As described in Note 2(b), the TRC/TRP Merger resulted in the recognition of a deferred tax liability totaling $952.0 million. This tax impact is presented as a decrease to additional paid-in capital consistent with the accounting for tax effects of transactions with noncontrolling interests: